Semi-Annual Report

[GRAPHIC APPEARS HERE]

Smith Barney
Adjustable Rate
Government
Income Fund
---------------
November 30,1995

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Smith Barney Adjustable Rate Government Income Fund

Dear Shareholder:

We are pleased to provide you with the semi-annual report for Smith Barney Adjustable Rate Government Income Fund for the period ended November 30, 1995. The Fund is an open-end bond fund whose investment objective is to seek high current income and to provide investors with low volatility of net asset value
(NAV) by investing primarily in the short duration, which includes adjustable rate mortgages (ARMs), agency pass-through securities, collateralized mortgage obligations (CMOs), fixed- and floating-rate asset-backed securities and Treasuries. (ARMs are mortgaged-backed securities whose coupons periodically adjust in relation to changes in certain interest rate benchmarks or indices. This typically makes the value of these securities less sensitive to fluctuations in interest rates than many other fixed rate securities.) The Fund is part of Smith Barney Mutual Funds and is managed by its investment adviser, Smith Barney Strategy Advisers Inc., and its sub-investment adviser, BlackRock Financial Management Inc.

The period's prevailing economic and market conditions and an outline of our portfolio strategy are summarized below. A more detailed summary of performance and current holdings can be found in the appropriate sections that follow in the semi-annual report.

Fund Performance

According to Lipper Analytical Services Inc., a major fund performance tracking organization, the Smith Barney Adjustable Rate Government Income Fund posted a six-month total return of 3.00% versus its peer group average return of 1.03%.

The Fixed Income Markets

The strong performance of the fixed income markets since the fourth quarter of 1994 has dramatically changed the market environment for investors. As interest rates fell, the value of fixed income securities increased. Economic reports in 1995 generally provided statistical evidence that the U.S. economy grew at a moderate and sustainable pace. This caused investor confidence in fixed income securities to increase and ignited a tremendous rally in the U.S. Treasury market.

Data released throughout 1995 has shown that economic growth has subsided from the torrid pace of 1994. It appears that the Federal Reserve has achieved the

                                                                               1

objective of a "soft landing" for the economy (moderate growth and low inflation), which it engineered through a series of seven consecutive increases in the fed funds target rate throughout 1994 and early 1995. The decline in the rate of inflation over the first two quarters of 1995 provided the Fed with the opportunity to reverse its policy of tight monetary control and lower the fed funds target rate by 25 basis points (0.25%) to 5.75% in July. While the broader markets experienced a correction in July and early August, yields returned to their lows for the year by the end of November.

Yields on short-term fixed income securities, as measured by the yield of the 2-year U.S. Treasury, have fallen 49 basis points (0.49%) since May 31, 1995, and a total of 234 basis points (2.34%) since December 30, 1994, to close at 5.61% at the end of the period covered by this report.

Portfolio Strategy

BlackRock Financial Management is responsible for the daily portfolio management of Smith Barney Adjustable Rate Government Income Fund. By investing in a portfolio comprised primarily of ARMs, we target a duration between 1 and 1 1/2 years. (Duration is a measure of the price sensitivity of a fixed income security relative to a given change in interest rates.) Changes in the Fund's NAV, therefore, will generally be comparable to the changes in price of 1-year and 2-year Treasuries.

In searching for relative value opportunities, we look for securities and sectors within the short duration market that have underperformed and have strong appreciation potential. Securities are bought when they trade at attractive yield levels and are sold upon price appreciation or outperformance of other short duration alternatives.

Over the past six months, the Fund's allocation to adjustable rate mortgages rose from approximately 58.7% to 68.6%. We believe that these securities offer substantial relative value and less prepayment sensitivity than fixed-rate, mortgage pass-throughs of similar maturity. Despite a drop in short-term interest rate volatility (which should have had a positive effect), ARMs underperformed during the third quarter of 1995 because of an increase in refinancing activity. As a consequence, ARMs have, in our view, traded at attractive levels relative to other short duration securities. We added ARMs to the portfolio in anticipation of possible positive performance.

As of November 30, 1995, the Fund's position in Treasury securities was reduced from 11.40% to less than 1%. The Fund captured the strong performance of this sector as the fixed income markets rallied. At the same time, we reduced the Fund's holdings in floating-rate asset-backed securities in order

2

to capitalize on their price appreciation potential. Over the third quarter, we increased the Fund's exposure in the fixed-rate asset-backed market.

Economic Outlook

BlackRock Financial Management remains positive about the performance potential of the fixed income markets in 1996. Inflationary expectations are extremely low and recent economic data indicates the U.S. economy is growing at a slower and steadier rate than in 1994. Many fixed income investors believe the Federal Reserve Board is committed to further easing of monetary policy, and many expect another reduction in the fed funds target rate in early 1996. In addition, investor confidence in the fixed income markets has rebounded from 1995, and that should fuel strong demand for fixed income securities going forward.

We appreciate your investment in the Smith Barney Adjustable Rate Government Income Fund and look forward to serving your investment needs in 1996.

Sincerely,


/s/ Heath B. McLendon                   /s/ Robert S. Kapito

Heath B. McLendon                       Robert S. Kapito
Chairman and                            Portfolio Manager and
Chief Executive Officer                 Vice Chairman,
                                        BlackRock Financial
                                        Management Inc.



/s/ Scott M. Amero                      /s/ Keith T. Anderson

Scott M. Amero                          Keith T. Anderson
Portfolio Manager and                   Portfolio Manager and
Managing Director,                      Managing Director,
BlackRock Financial                     BlackRock Financial
Management Inc.                         Management Inc.

December 8, 1995

                                                                               3

Smith Barney
Adjustable Rate Government Income Fund

Historical Performance -- Class A Shares


                            Net Asset Value
                            ---------------
                            Beginning      End        Income    Capital Gain     Total
Period Ended                of Period   of Period    Dividends  Distributions   Returns(1)
------------------------------------------------------------------------------------------
11/30/95                     $ 9.88      $9.88         $0.29          $0.00       3.00%
5/31/95                        9.78       9.88          0.49           0.01       6.39
5/31/94                        9.96       9.78          0.38           0.00       2.05
Inception* - 5/31/93          10.00       9.96          0.43           0.00       3.89+
                             ------     ------        ------         ------     ------
Total                                                  $1.59          $0.01

Historical Performance -- Class B Shares
                              Net Asset Value
                              ---------------
                            Beginning     End         Income       Capital Gain    Total
Period Ended                of Period  of Period     Dividends    Distributions  Returns(1)
-------------------------------------------------------------------------------------------
11/30/95                     $ 9.88      $9.88         $0.29          $0.00       3.00%
5/31/95                        9.78       9.88          0.49           0.01       6.39
5/31/94                        9.96       9.78          0.38           0.00       2.05
Inception* - 5/31/93           9.96       9.96          0.25           0.00       2.56+
                             ------     ------        ------         ------     ------
Total                                                  $1.41          $0.01

Historical Performance -- Class C Shares
                              Net Asset Value
                              ---------------
                            Beginning     End         Income      Capital Gain    Total
Period Ended                of Period  of Period     Dividends    Distributions  Returns(1)
-------------------------------------------------------------------------------------------
11/30/95                     $ 9.88      $9.88         $0.29          $0.00       3.00%
5/31/95                        9.78       9.88          0.45           0.01       5.93
Inception* - 5/31/94           9.98       9.78          0.38           0.00       1.83+
                             ------     ------        ------         ------     ------
Total                                                  $1.12          $0.01

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.

4

Smith Barney
Adjustable Rate Government Income Fund

Average Annual Total Return

                                               Without Sales Charge(1)
                                               -----------------------
                                               Class A  Class B   Class C
Six Months Ended 11/30/95+                      3.00%    3.00%     3.00%
Year Ended 11/30/95                             7.63     7.63      7.63
Inception* through 11/30/95                     4.46     4.57      4.49


                                                 With Sales Charge(2)
                                                 --------------------
                                               Class A  Class B   Class C
Six Months Ended 11/30/95+                      3.00%    (2.00)%   2.00%
Year Ended 11/30/95                             7.63       2.63    6.63
Inception* through 11/30/95                     4.46       3.97    4.49

Cumulative Total Return
                                                  Without Sales Charge(1)
                                                  -----------------------
Class A (Inception* through 11/30/95)                    16.19%
Class B (Inception* through 11/30/95)                    14.69
Class C (Inception* through 11/30/95)                    11.59

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of the applicable contingent deferred sales charges ("CDSC") with respect to Class B and C shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class B shares reflect the deduction of a maximum 5.00% CDSC, which applies if shares are redeemed less than one year from initial purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
 * Inception dates for Class A, B and C shares are June 22, 1992, November 6, 1992 and June 2, 1993, respectively.
 + Total return is not annualized, as it may not be representative of the total return for the year.

                                                                               5

Smith Barney
Adjustable Rate Government Income Fund

Historical Performance (unaudited)

              Growth of $10,000 Invested in Class A Shares of the
            Smith Barney Adjustable Rate Government Income Fund vs.
                  U.S. Government 1-Year Treasury Bill Index +
--------------------------------------------------------------------------------
                          June 1992 -- November 1995


                             [GRAPH APPEARS HERE]


                          SB Adjustable Rate    U.S. 1-Year Treasury
                          ------------------    --------------------
6/22/92                        $ 10,000              $ 10,000
  11/92                          10,166                10,138
   5/93                          10,389                10,306
  11/93                          10,536                10,477
   5/94                          10,602                10,691
  11/94                          10,795                10,985
   5/95                          11,280                11,329
  11/95                          11,619                11,631


+ Hypothetical illustration of $10,000 invested in Class A shares at inception on June 22, 1992, assuming reinvestment of dividends and capital gains, if any, at net asset value through November 30, 1995, compared to the U.S. Government 1-Year Treasury Bill Index. The index is comprised of U.S. Government Treasury Bills with a maturity of one year. The index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

   All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

6

Smith Barney
Adjustable Rate Government Income Fund

Portfolio Highlights (unaudited)                             November 30, 1995

Portfolio Breakdown

                             [GRAPH APPEARS HERE]

Adjustable Rate M.              0.676
Asset-Backed Sec.               0.173
Fixed Rate Collate              0.082
Fixed Rate Mortgage             0.025
Options Purchased               0.012
Short-Term Secur.               0.032

Adjustable Rate Mortgage-Backed Securities (ARMs) are instruments that bear interest at rates that adjust at periodic intervals at a fixed amount over the market levels of interest rates as reflected in specified indexes. ARMs directly or indirectly represent an interest in, or are backed by and are payable from mortgage loans secured by real property.

Asset-Backed Securities are similar in structure to Mortgage-Backed Securities, except that the underlying asset pools consist of credit card, automobile or other types of receivables, or of commercial loans.

Collateralized Mortgage Obligations (CMOs) are Mortgage-Backed Securities collateralized by mortgage loans or mortgage pass-through securities. Typically, CMO's are collateralized by GNMA, FNMA or FHLMC Mortgage Pass-Through Certificates, but also may be collateralized by whole loans or private mortgage pass-through securities.

Collateralized Mortgage Obligations Planned Amortization Class Interest Only (PAC IOs) are CMO IOs which have repayment schedules that are guaranteed if the actual speed of prepayments is within a designated range.

                                                                               7


Smith Barney
Adjustable Rate Government Income Fund

Schedule of Investments (unaudited)                           November 30, 1995


 FACE
AMOUNT                  SECURITY                                        VALUE
------                  --------                                        -----
ADJUSTABLE RATE MORTGAGE-BACKED SECURITIES -- 67.6%
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 62.7%

Federal National Mortgage Association (FNMA) -- 19.4%
$  3,972,992  FNMA One Year CMT ARM, 7.631% due 8/1/22               $ 4,030,441
   3,295,712  FNMA One Year CMT ARM, 8.137% due 8/1/22                 3,366,273
   3,078,882  FNMA One Year CMT ARM, 7.193% due 7/1/24                 3,151,514
   8,790,823  FNMA One Year CMT ARM, 6.337% due 10/1/24+               8,992,749
   4,571,562  FNMA One Year CMT ARM, 6.835% due 1/1/25+                4,682,280
   4,437,558  FNMA One Year CMT ARM, 7.075% due 1/1/25                 4,544,326
   4,341,041  FNMA One Year CMT ARM, 7.405% due 1/1/25                 4,438,715
   2,842,052  FNMA Seven Year Balloon, 8.000% due 9/1/01+              2,920,209
   8,709,250  FNMA Six Month LIBOR, 7.044% due 6/1/24+                 8,853,475
   2,084,363  FNMA Three Year, 8.228% due 7/1/22                       2,154,690
                                                                       ---------
     Total Federal National Mortgage Association
     (Cost -- $47,042,494)                                            47,134,672
                                                                      ==========
Federal Home Loan Mortgage Corporation (FHLMC) -- 11.6%
   5,144,674  FHLMC COFI, 5.948% due 9/1/13                            5,069,100
   9,908,503  FHLMC COFI, 6.632% due 4/1/19                            9,930,204
   7,050,741  FHLMC One Year CMT ARM, 7.872% due 9/1/23+               7,200,569
   3,084,125  FHLMC One Year CMT ARM, 6.145% due 4/1/24                3,149,169
   2,713,787  FHLMC Three Year CMT ARM, 7.967% due 1/1/22              2,784,346
                                                                       ---------
     Total Federal Home Loan Mortgage Corporation
     (Cost -- $28,097,743)                                            28,133,388
                                                                      ==========
Government National Mortgage Association (GNMA) -- 31.7%
   4,757,612  GNMA One Year, 6.500% due 3/20/21+                       4,872,081
     322,923  GNMA One Year, 6.500% due 4/20/25                          330,189
   9,188,163  GNMA One Year, 6.500% due 5/20/25+                       9,392,049
   4,233,323  GNMA One Year, 6.500% due 10/20/25                       4,303,427
   4,586,681  GNMA One Year, 6.500% due 11/20/25                       4,662,636
   3,322,624  GNMA One Year, 7.000% due 4/20/22                        3,397,384
   8,711,303  GNMA One Year, 7.000% due 7/20/24+                       8,929,086
     687,162  GNMA One Year, 7.000% due 1/20/25                          705,737
   4,913,823  GNMA One Year, 7.000% due 1/20/25                        5,035,146
   4,407,975  GNMA One Year, 7.000% due 2/20/25+                       4,498,912
     748,211  GNMA One Year, 7.000% due 5/20/25                          766,685
   3,915,050  GNMA One Year, 7.000% due 6/20/25                        4,023,340
   3,687,438  GNMA One Year, 7.500% due 7/20/24                        3,787,700

                      See Notes to Financial Statements.

8

Smith Barney
Adjustable Rate Government Income Fund

Schedule of Investments (unaudited) (continued)               November 30, 1995


 FACE
AMOUNT                  SECURITY                                        VALUE
------                  --------                                        -----
Government National Mortgage Association (GNMA) -- 31.7%
(continued)
$ 12,348,218  GNMA One Year, 7.500% due 3/20/25+                    $ 12,683,967
   9,034,546  GNMA One Year, 7.500% due 4/20/25+                       9,285,797
                                                                    ------------
     Total Government National Mortgage
     Association (Cost -- $75,624,201)                                76,674,136
                                                                     ===========
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
     (Cost -- $150,764,438)                                          151,942,196
                                                                    ============
NON-AGENCY ADJUSTABLE RATE MORTGAGE OBLIGATIONS -- 4.9%
   3,282,382  Bear Stearns, Series 1992-3B,                            3,334,704
              Class A2, 8.142% due 5/25/23
   5,491,939  Resolution Trust Corp., Series 1992-4, Class A Shares,
              8.739% due 6/25/24                                       5,605,238
   2,811,667  Salomon Brothers Corp., Series 92-5, Class A1,
              7.960% due 11/25/22                                      2,846,813
                                                                    ------------
     TOTAL NON-AGENCY ADJUSTABLE RATE MORTGAGE
     OBLIGATIONS (Cost $11,779,750)                                   11,786,755
                                                                    ============
     TOTAL ADJUSTABLE RATE MORTGAGE-BACKED SECURITIES
     (Cost -- $162,544,188)                                          163,728,951
                                                                    ============
FIXED RATE COLLATERALIZED MORTGAGE OBLIGATIONS -- 8.2%
Non-Agency Fixed Rate CMOs -- 2.6%
   5,801,780  Salomon Brothers Corp. Series 83-1, Class Z Shares,
              12.000% due 12/1/13 (Cost -- $6,398,046)                 6,354,749
                                                                    ------------
Stripped Pass-Through -- 4.8%
   3,230,103  FHLMC Strips, Series 124, Class
              A Shares, 8.500% due 3/15/97                             3,257,365
     508,752  FNMA Strips, 11.000% due 4/1/09                            568,373
   1,147,407  FNMA Strips, 11.500% due 3/1/09                          1,279,360
   2,264,778  FNMA Strips, 11.500% due 4/1/09                          2,525,228
   3,542,772  FNMA Strips, 11.500% due 5/1/09                          3,950,191
                                                                    ------------
     Total Stripped Pass-Through (Cost -- $11,436,530)                11,580,517
                                                                    ============

                      See Notes to Financial Statements.

                                                                               9

Smith Barney
Adjustable Rate Government Income Fund

Schedule of Investments (unaudited)(continued)                November 30, 1995


 FACE
AMOUNT                  SECURITY                                        VALUE
------                  --------                                        -----
PAC IOs--0.8%
$    32,365  FNMA REMIC 91-132, Class J Shares, 1018.775%
               due 12/25/18                                         $    675,136
     16,008  FNMA REMIC 90-106, Class K Shares, 928.950%
               due 9/25/20                                               391,899
 83,546,800  FHLMC-GNMA, Series 33, Class IA, 3.000% due 5/25/96         861,367
                                                                         -------
     Total PAC IOs
     (Cost -- $3,046,748)                                              1,928,402
                                                                       =========
     TOTAL FIXED RATE COLLATERALIZED MORTGAGE
     OBLIGATIONS (Cost $20,881,324)                                   19,863,668
                                                                      ==========
FIXED RATE MORTGAGE PASS-THROUGH SECURITIES -- 2.5%
  1,676,063  FHLMC 15 Year, 9.000% due 11/1/05++                       1,763,890
  3,295,913  FHLMC 30 Year, 9.000% due 9/1/09                          3,478,013
    803,898  FHLMC Gold 30 Year, 9.000% due 10/1/20                      863,146
                                                                       ---------
     TOTAL FIXED RATE MORTGAGE PASS-THROUGH SECURITIES
     (Cost -- $6,077,047)                                              6,105,049
                                                                       =========
PROJECT LOANS -- 0.8%
  1,904,237  Alliance Federal Housing Administration, 7.350%
             due 4/1/19 (Cost -- $2,018,774)                           1,944,874
                                                                       =========
ASSET-BACKED SECURITIES -- 17.3%
  4,300,000  Daimler-Benz Auto Grantor Trust,
             Series 95-A, 5.850% due 5/15/02                           4,297,648
  2,500,000  Discover Card Master Trust I,
             Series 95-A, 6.155% due 2/16/07                           2,503,125
  7,700,000  First Deposit Master Trust, Series 93-1, Class A Shares,
             4.900% due 6/15/00                                        7,680,750
  4,849,064  Green Tree Financial Corp.,
             Series 94-A1, 4.850% due 1/15/19                          4,816,478
  1,680,529  General Motors Acceptance Corp. Grantor Trust,
             Series 95-A, 7.150% due 3/15/00                           1,704,947
  7,600,000  NationsBank Auto Grantor Trust,
             Series 95-A, 5.850% due 6/15/02                           7,597,424
  9,138,839  Nissan Auto Receivables Grantor Trust, Series 95-1A2,
             7.350% due 5/4/97                                         9,175,943
  4,203,821  Premier Auto Trust, Series 95-1,
             Class A2, 7.350% due 5/4/97                               4,218,282
                                                                       ---------
     TOTAL ASSET-BACKED SECURITIES
     (Cost -- $41,959,396)                                            41,994,597
                                                                      ==========
U.S. TREASURY NOTES --  0.1%
     95,000  U.S. Treasury Notes, 6.250% due 8/31/00+
             (Cost -- $96,057)                                            97,733
                                                                          ======

                      See Notes to Financial Statements.

10

Smith Barney
Adjustable Rate Government Income Fund

Schedule of Investments (unaudited)(continued)                November 30, 1995


SHARES                  SECURITY                                        VALUE
------                  --------                                        -----
Options Purchased -- 0.3%
        15  U.S. 5 Year Note Future Call @ $109, Expires 2/17/96     $   17,580
       277  U.S. 10 Year Note Future Call @ $112, Expires 2/17/96       588,625
        15  U.S. 5 Year Note Future Put @ $109, Expires 2/17/96           8,205
                                                                        -------
            Total Options Purchased
            (Cost -- $466,602)                                          614,410
                                                                        =======


 FACE
AMOUNT                  SECURITY                                        VALUE
------                  --------                                        -----
SHORT-TERM SECURITY -- 3.2%
$7,840,000  FHLMC Agency Discount Note, 5.800% due 12/1/95
            (Cost -- $7,840,000)                                      7,840,000
                                                                      =========
            TOTAL INVESTMENTS -- 100%
            (Cost -- $241,883,388)+++                              $242,189,282
                                                                    ===========

+ Security partially segregated by custodian for reverse repurchase agreements.
++ Security partially segregated by custodian for futures contracts commitments.
+++ Aggregate cost for Federal income tax purposes is substantially the same.


                                 Key to Abbreviations
                                 --------------------
                        ARM   -- Adjustable Rate Mortgage
                        CMO   -- Collateralized Mortgage Obligation
                        CMT   -- Constant Maturity Treasury
                        COFI  -- Cost of funds for member institutions for
                                 the Federal Home Loan Bank of San Francisco
                        IO    -- Interest Only
                        LIBOR -- London Interbank Offered Rate
                        PAC   -- Planned Amortization Class
                        REMIC -- Real Estate Mortgage Investment Conduit


                      See Notes to Financial Statements.

                                                                              11

Smith Barney
Adjustable Rate Government Income Fund

Statement of Assets and Liabilities (unaudited)               November 30, 1995


ASSETS:
  Investments, at value (Cost--$241,883,388)            $ 242,189,282
  Receivable for securities sold                           10,165,307
  Interest receivable                                       2,409,811
  Receivable for Fund shares sold                             409,241
  Deferred organization costs                                  63,364
  Other receivables                                           827,613
                                                              -------
  Total Assets                                            256,064,618
                                                          -----------
LIABILITIES:
  Reverse repurchase agreements (Note 6)                   62,931,206
  Payable for securities purchased                         13,616,204
  Distribution fees payable                                   635,745
  Payable to bank                                             161,863
  Dividends payable                                           141,510
  Payable to broker                                            77,640
  Investment advisory fees payable                             56,652
  Administration fees payable                                  30,256
  Accrued expenses and other liabilities                      211,287
                                                              -------
  Total Liabilities                                        77,862,363
                                                           ----------
Total Net Assets                                        $ 178,202,255
                                                          ===========
NET ASSETS:
  Par value of capital shares                           $      18,043
  Capital paid in excess of par value                     184,966,001
  Overdistributed net investment income                      (118,865)
  Accumulated net realized loss on
    security transactions,
    options and futures contracts                          (6,617,836)
  Net unrealized depreciation of investments
    and futures contracts                                     (45,088)
                                                               ------
Total Net Assets                                        $ 178,202,255
                                                          ===========
Shares Outstanding:
  Class A                                                  17,513,987
                                                           ----------
  Class B                                                     526,557
                                                              -------
  Class C                                                       2,133
                                                                -----
Net Asset Value:
  Class A (and redemption price)                                $9.88
                                                                 ----
  Class B*                                                      $9.88
                                                                 ----
  Class C**                                                     $9.88
                                                                 ====

* Redemption price is NAV of Class B shares reduced by a maximum 5.00% CDSC if shares are redeemed less than one year from initial purchase (See Note 2).

**Redemption price is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                      See Notes to Financial Statements.

12

Smith Barney
Adjustable Rate Government Income Fund

Statement of Operations (unaudited)

For the Six Months Ended November 30, 1995


INVESTMENT INCOME:
     Interest                                              $ 7,630,028
     Less: Interest expense                                 (1,002,379)
                                                             ---------
     Total Investment Income                                 6,627,649
                                                             ---------
EXPENSES:
     Distribution fees (Note 2)                                668,812
     Investment advisory fees (Note 2)                         356,747
     Administration fees (Note 2)                              178,373
     Registration fees                                          61,561
     Shareholder and system servicing fees                      33,000
     Shareholder communications                                 31,596
     Audit and legal                                            28,337
     Custody                                                    20,000
     Amortization of deferred organization costs                15,846
     Trustees' fees                                             12,033
     Other                                                         694
                                                                   ---
     Total Expenses                                          1,406,999
                                                             ---------
Net Investment Income                                        5,220,650
                                                             ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
OPTIONS AND FUTURES CONTRACTS (NOTE 3, 7 AND 8):
     Realized Gain (Loss) From:
       Security transactions (excluding short-term
         securities)                                           719,575
       Options purchased                                       (13,924)
       Futures contracts                                       (82,990)
                                                                ------
     Net Realized Gain                                         622,843
                                                               -------
     Change in Net Unrealized Appreciation (Depreciation)
     of Investments and Futures:
       Beginning of period                                     622,539
       End of period                                           (45,088)
                                                                ------
     Increase in Net Unrealized Depreciation                  (667,627)
                                                               -------
Net Loss on Investments, Options and Futures Contracts         (44,784)
                                                                ------
Increase in Net Assets From Operations                     $ 5,175,866
                                                             =========

                      See Notes to Financial Statements.

                                                                              13

Smith Barney
Adjustable Rate Government Income Fund

Statements of Changes in Net Assets

For the Six Months Ended November 30, 1995 (unaudited) and the Year Ended May 31, 1995


                                                                November 30          May 31
                                                              -------------      -------------
OPERATIONS:
  Net investment income                                       $   5,220,650      $  10,459,005
  Net realized gain (loss)                                          622,843         (5,595,082)
  Increase in net unrealized appreciation (depreciation)           (667,627)         7,517,963
                                                               ------------      -------------
  Increase in Net Assets From  Operations                         5,175,866         12,381,886
                                                               ------------      -------------
DISTRIBUTION  TO
SHAREHOLDERS FROM:
  Net investment income                                          (5,238,914)       (10,249,631)
  Overdistribution of net investment income                              --           (100,601)
  Net realized gains                                                     --           (220,199)
                                                               ------------      -------------
  Decrease In Net Assets From
    Distributions to Shareholders                                (5,238,914)       (10,570,431)
                                                               ------------      -------------
FUND SHARE TRANSACTIONS (NOTE 10):
  Net proceeds from sale of shares                               94,111,522        155,030,774
  Net asset value of shares issued
    for reinvestment of dividends                                 5,094,573          9,448,787
  Cost of shares reacquired                                     (99,926,409)      (279,466,761)
                                                               ------------      -------------
  Decrease in Net Assets From
    Fund Shares Transactions                                       (720,314)      (114,987,200)
                                                               ------------      -------------
Decrease in Net Assets                                             (783,362)      (113,175,745)
NET ASSETS:
  Beginning of period                                           178,985,617        292,161,362
                                                               ------------      -------------
  End of period*                                              $ 178,202,255      $ 178,985,617
                                                               ============      =============
* Includes overdistributed net investment income of:          $    (118,865)      $   (100,601)
                                                               ============      =============

                      See Notes to Financial Statements.

14

Smith Barney
Adjustable Rate Government Income Fund

Statement of Cash Flows (unaudited)

For the Six Months Ended November 30, 1995


NET DECREASE IN CASH:
Cash Flows From Operating and Investing Activities:
  Interest received                                                 $   7,350,618
  Operating expenses paid                                                (703,016)
  Purchases of short-term securities, net                              (5,255,147)
  Purchases of long-term securities and purchased options            (399,941,240)
  Proceeds from disposition of long-term securities
    and purchased options                                             359,130,060
  Proceeds from futures transactions                                    1,426,459
  Net Cash Used By Operating and Investing Activities                 (37,992,266)
                                                                    -------------
Cash Flows From Financing Activities:
  Proceeds from shares sold                                           100,050,901
  Payments on shares redeemed                                        (101,829,944)
  Cash dividends paid to shareholders                                    (553,188)
  Increase in reverse repurchase agreements outstanding                41,231,206
  Interest expenses                                                    (1,002,379)
  Net Cash Provided By Financing Activities                            37,896,596
                                                                    -------------
Net Decrease in Cash                                                      (95,670)
Due to Bank - Beginning of Period                                         (66,193)
                                                                    -------------
Due to Bank - End of Period                                              (161,863)
                                                                    =============
RECONCILIATION OF NET INCREASE IN NET ASSETS
TO NET CASH PROVIDED BY OPERATING AND
INVESTING ACTIVITIES:
Net Increase in Net Assets From Operations                          $   5,175,866
                                                                    -------------
  Increase in investments                                             (47,539,089)
  Increase in written options                                            (614,410)
  Decrease in futures contracts                                          (417,029)
  Decrease in receivable for securities sold                            6,053,618
  Increase in interest receivable                                        (276,410)
  Decrease in other assets                                               (233,917)
  Decrease in payable for securities purchased                         (1,751,587)
  Increase in accrued expenses and other liabilities                      608,313
  Interest expense                                                      1,002,379
  Total Adjustments                                                   (43,168,132)
                                                                    -------------
Net Cash Provided By Operating and Investing Activities             $ (37,992,266)
                                                                    =============

* Non-cash financing activities include reinvestment of dividends of $5,094,573.

                      See Notes to Financial Statements.

                                                                              15


Smith Barney
Adjustable Rate Government Income Fund

Notes to Financial Statements (unaudited)

     1. Significant Accounting Policies

     The Smith Barney Adjustable Rate Government Income Fund ("Fund"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

     The significant accounting policies followed by the Fund are: (a) securities transactions are accounted for on trade date; (b) U.S. Government and Government agency obligations are valued at the quoted bid price in the over-the-counter market; (c) corporate debt securities, mortgage-backed securities and asset-backed securities are valued on the basis of valuations provided by dealers in those instruments or by an independent pricing service approved by the Fund's Board of Trustees; (d) short-term investments that have a maturity of 60 days or more are valued at prices based on market quotations for securities of similar type, yield, and maturity; (e) short-term investments that have a maturity of 60 days or less are valued at cost plus accreted discount, or minus amortized premium, as applicable; (f) dividend income is recorded on the ex-dividend date and interest income, adjusted for accretion of original issue discount, is recorded on the accrual basis; (g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets; and (i) the Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

     In addition, organization costs have been deferred and are being amortized on a straight-line basis over a five year period, beginning with the commencement of the Fund's operations in June 1992.

     2. Investment Advisory Agreement, Administration Agreement and Other Transactions

     Smith Barney Strategy Advisers Inc. ("SBSA"), a wholly owned subsidiary of Smith Barney Mutual Funds Management Inc. ("SBMFM"), which, in turn, is a subsidiary of Smith Barney Holdings Inc. ("SBH"), acts as investment adviser to the Fund. The Fund pays SBSA an investment advisory fee calculated at the annual rate of 0.40% of the average daily net assets. This fee is calculated daily and paid monthly.

16

Smith Barney
Adjustable Rate Government Income Fund

Notes to Financial Statements (unaudited) (continued)

     SBSA has entered into a sub-advisory agreement with BlackRock Financial Management Inc. ("BlackRock"), a wholly owned subsidiary of PNC Bank. Pursuant to the sub-advisory agreement, BlackRock is responsible for the day-to-day portfolio operations and investment decisions for the Fund. SBSA pays BlackRock a monthly fee calculated at the annual rate of 0.20% of the average daily net assets of the Fund.

     SBMFM acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets. This fee is calculated daily and paid monthly.

     In addition, The Boston Company Advisors, Inc. ("Boston Advisors"), an indirect wholly owned subsidiary of Mellon Bank Corporation, acted as sub-administrator to the Fund. SBMFM paid Boston Advisors a portion of its administration fee at a rate agreed upon from time to time between SBMFM and Boston Advisors. As of September 28, 1995, this relationship was terminated.

     Smith Barney Inc. ("SB"), another subsidiary of SBH, acts as distributor of the Fund's shares.

     There is a maximum contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs less than one year from initial purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. For the six months ended November 30, 1995, CDSCs paid to SB for Class B shares were approximately $4,000.

     Pursuant to a Distribution Plan, the Fund pays a service fee with respect to Class A, B, and C shares calculated at the annual rate of 0.25% of the average daily net assets for each respective class' shares. The Fund also pays a distribution fee with respect to Class A, B and C shares calculated at an annual rate of 0.50% of the average daily net assets for each class. For the six months ended November 30, 1995, total Distribution Plan fees incurred were:

                                              Class A   Class B   Class C
                                              --------  -------   -------
Distribution Plan Fees                        $648,705  $20,067     $40
                                              ========  =======   =======
     All officers and one Trustee of the Fund are employees of SB.

                                                                              17

Smith Barney
Adjustable Rate Government Income Fund

Notes to Financial Statements (unaudited) (continued)

    3. Investments

     During the six months ended November 30, 1995, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

Purchases                                                    $396,541,322
                                                             ------------
Sales                                                         339,391,713
                                                             ============

     At November 30, 1995, aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

Gross unrealized appreciation                                 $ 1,887,605
Gross unrealized depreciation                                  (1,581,711)
                                                              -----------
Net unrealized appreciation                                   $   305,894
                                                              ===========

     4. Cash Flow Information

     Cash, as used in the Statement of Cash Flows, is the amount reported in the Statement of Assets and Liabilities. The Fund issues and redeems its shares, invests in securities and distributes dividends from net investment income and net realized gains (which are either paid in cash or reinvested into the Fund at the discretion of shareholders). These activities are reported in the Statement of Changes in Net Assets. Information on cash payments is presented in the Statement of Cash Flows. Accounting practices that do not affect reporting activities on a cash basis include unrealized gain or loss on investment securities, accretion income recognized on investment securities and amortization of deferred organization costs.

     5. Repurchase Agreements

     The Fund purchases (and its custodian takes possession of ) U.S. Government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts equal to the repurchase price.

     6. Reverse Repurchase Agreements

     The Fund may enter into reverse repurchase agreement transactions for leveraging purposes. A reverse repurchase agreement involves a sale by the Fund of securities that it holds with an agreement by the Fund to

18

Smith Barney
Adjustable Rate Government Income Fund

Notes to Financial Statements (unaudited) (continued)

repurchase the same securities at an agreed upon price and date. The Fund will establish a segregated account with its custodian, in which the Fund will maintain cash, U.S. government securities or other liquid high grade debt obligations equal in value to its obligations with respect the reverse repurchase agreements.

     At November 30, 1995, the Fund had the following reverse repurchase agreements outstanding:


FACE
AMOUNT                                SECURITY                         VALUE
------                                --------                         -----
$    98,206         Reverse Repurchase Agreement with Aubrey Lanston, dated
                      11/24/95 bearing 6.000% to be repurchased at $98,403
                      on 12/6/95, collateralized by $95,000 U.S. Treasury Note,
                      6.250% due 8/31/00                                                 $     98,206
    500,000         Reverse Repurchase Agreement with Salomon Brothers,
                      dated 11/21/95 bearing 5.820% to be repurchased at
                      $502,344 on 12/20/95, collateralized by $574,000 FNMA
                      Seven Year Balloon, 8.000% due 9/01/01                                  500,000
  3,900,000         Reverse Repurchase Agreement with Salomon Brothers,
                      dated 11/15/95 bearing 5.850% to be repurchased at
                      $3,922,815 on 12/21/95, collateralized by $5,946,000
                      GNMA One Year,  Pool 8762, 6.500% due 3/20/21                         3,900,000
  4,800,000         Reverse Repurchase Agreement with Salomon Brothers,
                      dated 11/16/95 bearing 5.820% to be repurchased at
                      $4,853,544 on 1/24/96, collateralized by $5,000,000
                      GNMA One Year, Pool 8628, 6.500% due 5/20/25                          4,800,000
  7,500,000         Reverse Repurchase Agreement with Nikko Securities, dated
                      11/06/95 bearing 5.840% to be repurchased at $7,536,500
                      on 12/6/95, collateralized by $7,600,000 FNMA One Year,
                      Pool 303599, 6.337% due 10/01/24                                      7,500,000
  9,000,000         Reverse Repurchase Agreement with Salomon Brothers,
                      dated 11/22/95 bearing 5.850% to be repurchased at
                      $9,092,138 on 1/24/96, collateralized by $10,000,000
                      FHLMC One Year, Pool 845882, 7.872% due 9/1/23, and
                      by $2,166,000 GNMA One Year, Pool 8595, 7.000%
                      due 2/20/25                                                           9,000,000
17,509,000          Reverse Repurchase Agreement with Salomon Brothers,
                      dated 11/22/95 bearing 5.850% to be repurchased at
                      $17,688,248 on 1/24/96, collateralized by $4,667,000
                      FNMA One Year, 6.835% due 1/1/25, by $6,568,000
                      FNMA Six Month LIBOR, 7.044% due 6/1/24, and by GNMA
                      One Year, 7.000% due 7/20/24                                         17,509,000

                                                                              19



Smith Barney
Adjustable Rate Government Income Fund

Notes to Financial Statements (unaudited) (continued)


FACE
AMOUNT       SECURITY                                                VALUE
------       --------                                                -----
$19,624,000  Reverse Repurchase Agreement with Nikko
               Securities, dated 11/22/95 bearing 5.880% to
               be repurchased at $19,825,931 on 1/24/96,
               collateralized by $13,664,746 GNMA One Year,
               Pool 8611, 7.500% due 3/20/25, and by
               $8,725,000 GNMA One Year, 7.500% due 4/20/25         $19,624,000
                                                                    -----------
             TOTAL REVERSE REPURCHASE AGREEMENTS                    $62,931,206
                                                                    ===========

     During the six months ended November 30, 1995, the maximum and average amount of reverse repurchase agreements outstanding were as follows:

Maximum amount outstanding                                          $68,886,269
                                                                    -----------
Average amount outstanding                                          $29,595,137
                                                                    ===========

     Interest paid for the six months ended November 30, 1995 on borrowings by the Fund under reverse repurchase agreements totaled $1,002,379.

     7.  Options Contracts

     Premiums paid when put or call options are purchased by the Fund, represent investments, which are marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into closing sales transaction, the Fund will realize a gain or loss depending on whether the sales proceeds form the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

     When a Fund writes a call or put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain equal to the mount of the premium received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related

20

Smith Barney
Adjustable Rate Government Income Fund

Notes to Financial Statements (unaudited) (continued)

to such option is eliminated. When a call option is exercised the cost of the security sold will be increased by the premium originally received. When a put option is excercised, the amount of the premium received will reduce the cost of the security which the Fund purchased upon exercise.

     8.  Futures Contracts

     Initial margin deposits made upon entering into futures contracts are recognized as assets due from the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract.

     At November 30, 1995, the Fund had the following open futures contracts:

                                Expiration     # of        Basis       Market     Unrealized
                                Month/Year  Contracts      Value        Value     Gain (Loss)
                                ----------  ---------      -----       ------     ----------
Futures contracts purchased:
     U.S. 10 Year Note               12/95         11   $ 1,210,000  $ 1,245,406   $  35,406
     U.S. Long Bond                   3/96         56     6,566,336    6,672,750     106,414
                                                                                     -------
                                                                                     141,820
                                                                                     -------
Futures contracts sold:
     U.S. 2 Year Note                12/95         15     3,104,063    3,132,891     (28,828)
     U.S. 5 Year Note                12/95         67     7,200,406    7,337,547    (137,141)
     U.S. Long Bond                  12/95         28     3,208,500    3,343,374    (134,874)
     U.S. 10 Year Note                3/96        139    15,567,166   15,759,125    (191,959)
                                                                                     -------
                                                                                    (492,802)
                                                                                    --------
Net Unrealized Loss                                                                $(350,982)
                                                                                    ========

     9.  Capital Loss Carryforward

     As of May 31, 1995, the Fund had, for Federal tax purposes, $5,258,938 of unused capital loss carryforwards available to offset future capital gains through 2003. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

                                                                              21

Smith Barney
Adjustable Rate Government Income Fund

Notes to Financial Statements (unaudited) (continued)

10.  Shares of Beneficial Interest

     At November 30, 1995, the Fund had an unlimited amount of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Class B and C shares are available for purchase to investors in the Smith Barney 401(k) Program. In addition, Class B shares can be purchased through exchanges. Each share represents an identical interest in the Fund and has the same rights except that each class bears certain expenses specifically related to the distribution of its shares.

     At November 30, 1995, total paid-in capital amounted to the following for each class:


                                                          Class A        Class B           Class C
                                                          -------        -------           -------
Total Paid-in Capital                                   $179,670,237    $  5,290,915   $     22,892
                                                        ============    ============   ============
     Transactions in shares of each class were as follows:

                                                          Six Months Ended                Year Ended
                                                          November 30, 1995              May 31, 1995
                                                     --------------------------    ----------------------------
                                                        Shares        Amount         Shares          Amount
                                                     ----------    ------------    -----------    -------------
Class A
Shares sold                                           6,608,535    $ 65,084,804     14,386,553    $ 141,131,613
Shares issued on reinvestment                           504,241       4,967,035        940,901        9,209,448
Shares redeemed                                      (7,257,011)    (71,475,244)   (26,681,307)    (261,264,880)
                                                     ----------     -----------    -----------     ------------
Net Decrease                                           (144,235)     (1,423,405)   (11,353,853)   $(110,923,819)
                                                     ==========     ===========    ===========     ============
Class B
Shares sold                                           2,942,767    $ 29,007,995      1,416,453    $  13,875,924
Shares issued on reinvestment                            12,918         127,246         24,052          235,412
Shares redeemed                                      (2,886,641)    (28,451,165)    (1,844,482)     (18,063,640)
                                                     ----------     -----------    -----------     ------------
Net Increase (Decrease)                                  69,044    $    684,076       (403,977)   $  (3,952,304)
                                                     ==========     ===========    ===========     ============
Class C
Shares sold                                               1,898    $     18,723          2,375    $      23,237
Shares issued on reinvestment                                30             292            402            3,927
Shares redeemed                                              --              --        (14,088)        (138,241)
                                                     ----------     -----------    -----------     ------------
Net Increase (Decrease)                                   1,928    $     19,015        (11,311)   $    (111,077)
                                                     ==========     ===========    ===========     ============

22

Smith Barney
Adjustable Rate Government Income Fund

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each period:


Class A Shares                                      1995(1)      1995(2)      1994       1993(3)
                                                  --------     --------     --------   --------
Net Asset Value, Beginning of Period              $   9.88     $   9.78     $   9.96   $  10.00
                                                  --------     --------     --------   --------
Income From Operations:
     Net investment income (4)                        0.29         0.47         0.37       0.44
     Net realized and unrealized gain (loss)          0.00*        0.13        (0.17)     (0.05)
                                                  --------     --------     --------   --------
Total Income From Operations                          0.29         0.60         0.20       0.39
Less Distributions From:
     Net investment income                           (0.29)       (0.49)       (0.37)     (0.43)
     Overdistribution of net investment income          --        (0.00)*      (0.01)        --
     Net realized gains                                 --        (0.01)          --         --
                                                  --------     --------     --------   --------
Total Distributions                                  (0.29)       (0.50)       (0.38)     (0.43)
                                                  --------     --------     --------   --------
Net Asset Value, End of Period                    $   9.88     $   9.88     $   9.78   $   9.96
                                                  --------     --------     --------   --------
Total Return                                          3.00%++      6.39%        2.05%      3.89%++
                                                  --------     --------     --------   --------
Net Assets, End of Period (000s)                  $172,980     $174,463     $283,627   $313,184
                                                  --------     --------     --------   --------
Ratios to Average Net Assets:
     Expenses (4)(5)                                  1.58%+       1.60%        1.53%      1.50%+
     Net investment income                            5.85+        4.94         3.72       4.36+
                                                  --------     --------     --------   --------
Portfolio Turnover Rate                                163%         524%         525%       236%
                                                  ========     ========     ========   ========

(1)  For the six months ended November 30, 1995 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method, does not accord with results of operations.
(3)  For the period from June 22, 1992 (inception date) to May 31, 1993.
(4) The Investment advisor waived a portion of its fees for the period ended May 31, 1993. If such fees were not waived, the per share decrease of net investment income would have been $0.01 and the expense ratio would have been 2.03%.
(5) For the years ended May 31, 1995 and May 31, 1994 and the period ended May 31, 1993, the annualized expense ratios were calculated excluding interest expense. The ratios including interest expense were 2.47%, 2.31% and 1.92%, respectively.
*    Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year
+    Annualized.

                                                                              23

Smith Barney
Adjustable Rate Government Income Fund

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each period:


Class B Shares                                     1995(1)     1995(2)    1994       1993(3)
--------------                                    -------     ------     -------     -------
Net Asset Value, Beginning of Period              $  9.88     $ 9.78     $  9.96     $  9.96
                                                  -------     ------     -------     -------
Income From Operations:
     Net investment income (4)                       0.29       0.47        0.37        0.25
     Net realized and unrealized gain (loss)         0.00*      0.13       (0.17)         --
                                                  -------     ------     -------     -------
Total Income From Operations                         0.29       0.60        0.20        0.25
                                                  -------     ------     -------     -------
Less Distributions From:
     Net investment income                          (0.29)     (0.49)      (0.37)      (0.25)
     Overdistribution of net investment income         --      (0.00)*     (0.01)         --
     Net realized gains                                --      (0.01)         --          --
                                                  -------     ------     -------     -------
     Total Distributions                            (0.29)     (0.50)      (0.38)      (0.25)
                                                  -------     ------     -------     -------
Net Asset Value, End of Period                    $  9.88     $ 9.88     $  9.78     $  9.96
                                                  -------     ------     -------     -------
Total Return                                         3.00%++    6.39%       2.05%       2.56%++
                                                  -------     ------     -------     -------
Net Assets, End of Period (000s)                  $ 5,201     $4,521     $ 8,422     $ 3,569
                                                  -------     ------     -------     -------
Ratios to Average Net Assets:
     Expenses (4)(5)                                 1.58%+     1.63%       1.57%       1.50%+
     Net investment income                           5.85+      4.92        3.68        4.36+
                                                  -------     ------     -------     -------
Portfolio Turnover Rate                               163%       524%        525%        236%
                                                  =======     ======     =======     =======

(1)  For the six months ended November 30, 1995 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method does not accord with results of operations.
(3)  For the period from November 6, 1992 (inception date) to May 31, 1993.
(4) The Investment advisor waived a portion of its fees for the period ended May 31, 1993. If such fees were not waived, the per share decrease of net investment income would have been $0.01 and the expense ratios would have been 2.03%.
(5) For the year ended May 31, 1995 and May 31, 1994 and the period ended May 31, 1993, the annualized expense ratios were calculated excluding interest expense. The ratios including interest expense were 2.49%, 2.35% and 1.92%, respectively.
*    Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

24

Smith Barney
Adjustable Rate Government Income Fund

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each period:


Class C Shares                                     1995(1)     1995(2)    1994(3)
--------------                                    -------     ------     ------
Net Asset Value, Beginning of Period              $  9.88     $ 9.78     $ 9.98
                                                  -------     ------     ------
Income From Operations:
     Net investment income                           0.29       0.46       0.37
     Net realized and unrealized gain (loss)         0.00*      0.10      (0.19)
                                                  -------     ------     ------
Total Income From Operations                         0.29       0.56       0.18
                                                  -------     ------     ------
Less Distributions
     Net investment income                          (0.29)     (0.45)     (0.37)
     Overdistribution of net investment income         --      (0.00)*    (0.01)
     Net realized gains                                --      (0.01)        --
                                                  -------     ------     ------
     Total Distributions                            (0.29)     (0.46)     (0.38)
                                                  -------     ------     ------
Net Asset Value, End of Period                    $  9.88     $ 9.88     $ 9.78
                                                  -------     ------     ------
Total Return                                       3.00%++      5.93%      1.83%++
                                                  -------     ------     ------
Net Assets, End of Period (000s)                  $  21       $    2     $  113
                                                  -------     ------     ------
Ratios to Average Net Assets:
     Expenses (4)                                 1.59%+        1.59%      1.55%+
     Net investment income                        5.84+         4.95       3.69+
                                                  -------     ------     ------
Portfolio Turnover Rate                            163%          524%       525%
                                                  =======     ======     ======

(1)  For the six months ended November 30, 1995 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method does not accord with results of operations.
(3)  For the period from June 2, 1993 (inception date) to May 31, 1994.
(4) For the years ended May 31, 1995 and the period ended May 31, 1994, the annualized expense ratios were calculated excluding interest expense. The ratios including interest expense were 2.46%, and 2.34%, respectively.
*    Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

                                                                              25

Smith Barney
Adjustable Rate Government Income Fund

Additional Information

     Change in Independent Auditor: On May 24, 1995, based upon the recommendation of the Audit Committee of the Fund, the Board of Trustees determined not to retain Coopers & Lybrand L.L.P. ("Coopers & Lybrand") as the Fund's independent auditor and voted to appoint KPMG Peat Marwick LLP. During the Fund's two most recent fiscal years, Coopers & Lybrand's audit reports contained no adverse opinion or disclaimer of opinion; nor were the reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, during this same period there were no disagreements with Coopers & Lybrand on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreement, if not resolved to the satisfaction of Coopers & Lybrand, would have caused it to make reference to the subject matter of such disagreements in connection with its audit reports. The Fund has requested Coopers & Lybrand to provide a letter to the Securities and Exchange Commission stating whether Coopers & Lybrand agrees with the foregoing statements, and to provide the Fund with a copy of such letter. A copy of this letter is available upon request by calling the Fund at
(212) 723-9218.

26














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Smith Barney
Adjustable Rate
Government
Income Fund

Trustees
Charles F. Barber
Allan J. Bloorstein
Martin Brody
Dwight B. Crane
Robert A. Frankel
William R. Hutchinson
Heath B. McLendon, Chairman

Officers
Heath B. McLendon
Chief Executive Officer

Jessica M. Bibliowicz
President

Lewis E. Daidone
Senior Vice President and Treasurer

Thomas M. Reynolds
Controller

Christina T. Sydor
Secretary

Investment Adviser
Smith Barney Strategy Advisers Inc.

Administrator
Smith Barney Mutual Funds
Management, Inc.

SMITH BARNEY
------------

A Member of TravelersGroup [ART]

Sub-Investment Adviser
BlackRock Financial
Management Inc.
345 Park Avenue
New York, New York 10154

Distributor
Smith Barney Inc.

Custodian
PNC Bank

Shareholder
Servicing Agent
First Data Investor Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134

This report is submitted for the general information of the shareholders of Smith Barney Adjustable Rate Government Income Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.

Smith Barney
Adjustable Rate
Government
Income Fund
388 Greenwich Street
New York, New York 10013


FD0301 1/96